Commitments and Contingencies - Additional Information (Detail) ₪ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ILS (₪)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Total rent expenses	$ 252	$ 217	$ 503		$ 473	$ 956		$ 777	$ 580
Debt frequency of payments			120 fixed monthly installments	120 fixed monthly installments		120 fixed monthly installments	120 fixed monthly installments
Financial expenses relating to loan	14	$ 22	$ 43		$ 45	$ 89		$ 94	$ 29
Israel [Member]
Debt instruments face amount	$ 2,975		$ 2,975			$ 2,700				₪ 9,700	₪ 9,700
Debt Interest rate	3.58%		3.58%			3.58%				3.58%	3.58%
Debt payments installments amount			$ 30	₪ 98,500		$ 28	₪ 98,500